Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill And Intangible Assets
Goodwill And Intangible Assets

13. GOODWILL AND INTANGIBLE ASSETS

Our goodwill was recorded as part of our purchase of SunEdison on November 20, 2009 and the Solaicx acquisition on July 1, 2010 as described in Note 2. These purchases also resulted in acquiring certain intangible assets. The carrying values of goodwill and intangible assets at December 31, 2010 and December 31, 2009 are as follows:

	Weighted Average Amortization Period	Gross Carrying Amount		Accumulated Amortization or Allocated to Solar Energy System		Net Carrying Amount
Dollars in millions		December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Goodwill:
SunEdison		$286.3	$285.3	$—	$—	$286.3	$285.3
Solaicx		56.4	—	—	—	56.4	—

Total goodwill		$342.7	$285.3	$—	$—	$342.7	$285.3
Amortizable intangible assets:
Favorable energy credits	7	$14.2	$14.2	$(3.2)	$(0.3)	$11.0	$13.9
Customer relationships(1)	6	5.4	4.7	(0.8)	—	4.6	4.7
Trade name	15	4.1	4.0	(0.3)	—	3.8	4.0
Internally developed software	3	1.3	1.3	(0.5)	(0.1)	0.8	1.2
Developed technology(1)	5	20.0	—	(1.3)	—	18.7	—
Customer sales backlog(1)	1	0.4	—	(0.2)	—	0.2	—

Total amortizable intangible assets		$45.4	$24.2	$(6.3)	$(0.4)	$39.1	$23.8
Indefinite lived assets:
In-process technology(1)	Indefinite	$0.3	$—	$—	$—	$0.3	$—
Power plant development arrangements(2)	Indefinite	18.0	18.0	(4.9)	—	13.1	18.0
Total indefinite lived assets		$18.3	$18.0	$(4.9)	$—	$13.4	$18.0

Total goodwill and intangible assets		$406.4	$327.5	$(11.2)	$(0.4)	$395.2	$327.1

(1)

These intangibles represent the amounts acquired in the Solaicx acquisition described in Note 2. Included within the customer relationships amount are $0.3 million for Solaicx and $5.1 million for the SunEdison acquisition. The useful life for in-process technology will be determined once the research and development process is complete and at that time amortization of the asset will begin.

(2)

Power plant development arrangements are allocated to the solar energy system (fixed assets or inventory) upon completion of the related solar energy systems stemming from the backlog at the date of acquisition.

In 2010, 2009 and 2008, we recognized amortization expense of $5.9 million, $0.4 million, and $0 million, respectively. We expect to recognize annual amortization expense as follows:

	2011	2012	2013	2014	2015
In millions

Amortization	$12.8	$9.2	$7.3	$3.5	$1.2

As of December 31, 2010 we have not recorded any impairments related to goodwill or intangible assets.